Pension and Post-retirement and Other Benefit Plans - Weighted-average Assumptions Used to Determine Net Periodic Benefit Cost (Details) - Pensions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.00%	2.86%	2.32%
Rate of compensation increase	2.56%	2.55%	3.77%
Expected rate of return on plan assets	6.08%	5.42%	5.58%